RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties, current:	$ 550	¥ 3,833	¥ 20,671
Due to related parties - current	1,454	10,120	15,985
Due to related parties - noncurrent	0	0	222,518
Xi'an JiangyuanAndike Ltd. ("JYADK") [Member]
Related Party Transaction [Line Items]
Due from related parties, current:	550	3,833	5,112
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	0	0	56,979
Allcure [Member]
Related Party Transaction [Line Items]
Due from related parties, current:	0	0	9,000
SH MZJH
Related Party Transaction [Line Items]
Due from related parties, current:	0	0	6,099
Due to related parties - current	0	0	12,420
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - current	0	0	1,715
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Due from related parties, current:	0	0	460
Due to related parties - current	0	0	1,850
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - current	1,454	10,120	0
Due to related parties - noncurrent	0	0	9,969
SH Rongchi [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	$ 0	¥ 0	¥ 155,570